Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 14, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Nemus Bioscience, Inc.
Entity Central Index Key	0001516551
Trading Symbol	nmus
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		19,903,163
Entity Public Float			$ 18,398,879
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY